FINANCIAL ASSETS AND PUBLIC SERVICE CONCESSIONS	12 Months Ended
Dec. 31, 2019
FINANCIAL ASSETS AND PUBLIC SERVICE CONCESSIONS
FINANCIAL ASSETS AND PUBLIC SERVICE CONCESSIONS

NOTE 16  - FINANCIAL ASSETS AND PUBLIC SERVICE CONCESSIONS

	CONSOLIDATED
	12/31/2019	12/31/2018
Transmission Concessions
RBSE (a)	34,288,071	36,277,549
Generation Concessions
Compensable Concessions (a)	2,070,912	2,033,078
Itaipu Financial Assets (b)	1,202,493	1,803,717
Total	37,561,476	40,114,344

Current	5,927,964	6,013,891
Non-current	31,633,512	34,100,453

Total	37,561,476	40,114,344

a) Indemnifiable Generation Concessions

The item of indemnifiable concessions and RBSE, in the amount of R$ 36,358,983 as of December 31, 2019 (R$ 38,310,627 as of December 31, 2018), refers to the unrealized assets held by Eletrobras Companies.

•RBSE

It corresponds to the assets of the installations that make up the existing Basic Network as of May 31, 2000, non-depreciated and that, therefore, are due to the concessionaires that renewed their concessions as per Law No. 12,783/2013. The asset was recognized considering the interpretation of Ministry of Mines and Energy (MME) Ordinance 120/2016 and ANEEL Technical Note No. 336/2016.

Due to the transfer of RBSE costs to consumers, the Brazilian Association of Large Industrial Energy Consumers and Free Consumers – ABRACE, the Brazilian Technical Association of Automatic Glass Industries - ABIVIDRO and the Brazilian Association of Iron Alloy and Metallic Silicon Producers - ABRAFE, “Ação Abrace”, among others, filed a lawsuit, with an injunction request, against ANEEL and the Federal Government, questioning the indemnities to the transmitters that renewed the concessions in advance in 2013.

On April 10, 2017, a preliminary injunction was rendered in favor of ABRACE in the scope of the aforementioned judicial process partially attending to ABRACE's claim that “ANEEL excludes the 'remuneration' portion of the Tariff for Use of Transmission System - TUST, calculated on the reversible assets, not yet amortized or depreciated, provided for in Article 15, § 2, of Law No. 12,783/2013, the amount of which should be updated only.” This injunction was replicated in the vast majority of legal cases involving the theme.

Thus, in compliance with the preliminary injunctions, ANEEL recalculated a new RAP for the 2017-2018 tariff cycle, between July 1, 2017 and June 30, 2018. However, the exclusion of the portion subject to the injunction (the remuneration in excess of inflation as of January 2013) was extended to all users of the transmission system and not only to the claimants, due to the impracticability alleged by ANEEL of segregating the components tariffs and the irreversibility of the effects caused, according to Order No. 1,779 of ANEEL of June 20, 2017.

As of November 2019, judgements have been rendered in the legal cases that discuss RBSE, dismissing the cases and revoking the injunctions granted, guaranteeing the full payment of the amount due to the concessionaires, including compensation.

It is worth mentioning that the legal cases in question are subject to the double degree of mandatory jurisdiction, and that the appeals filed were received only for the return effect, which is why it is being discussed with Aneel and the Brazilian Association of Electricity Transmission Companies - ABRATE, in the sense that the amounts are received by the concessionaires after the next tariff review.

 •Change in accounting estimate of RBSE assets

With the initial adoption of IFRS 09, the RBSE component was measured at fair value through profit or loss, over the years 2018 and 2019. Management identified that the measurement using mark to market by NTN-B resulted in great volatility in the income due to the fluctuations in the NTN-B rate, detaching from the economic and financial reality of this asset and business model in which it foresees the continuous receipt of cash flows from this asset. Below are the NTN-B indices considered in the quarterly closings and the respective quarterly results calculated.

Database	NTN-Bs	Fair Value
01/01/2018 a 03/31/2018	4.56%	1,532,663
04/01/2018 a 06/30/2018	5.72%	(2,897,829)
07/01/2018 a 09/30/2018	5.88%	(699,405)
10/01/2018 a 12/31/2018	4.60%	1,143,358
01/01/2019 a 03/31/2019	4.10%	1,101,175
04/01/2019 a 06/30/2019	3.09%	716,218
07/01/2019 a 09/30/2019	2.60%	(191,227)

In the initial measurement, the use of NTN-B was justified because it is an observable rate in loan contracts with the Federal Government, considered as a counterparty, and because there is no risk of demand for the financial assets of the transmission, and the government entity as the final guarantor of these assets. Although there is a mitigation of the risk of demand for these assets, payment is made substantially via users of the Basic Energy Network, Generators, Distributors, Free and Potentially Free Consumers, and Traders who import and export electric energy.

However, when observing the detachment of the NTN-B rate and the measured value of this asset, the need to adjust the fair value measurement was identified, which is substantially reflected by the discount rate considered. Thus, the Company started to consider a discount rate close to the regulatory one for the measurement of this asset.

The proposed amendment aims to better reflect the economic essence of this financial asset, which does not show constant fluctuations in value and does not have an active market.  Therefore, in order to remove the oscillation in which the NTN-B represents in the measurement for a risk not associated with the assessed financial asset and considering that the financial flow originates substantially from large network users, the regulatory remuneration component is more suitable for measurement at fair value.

In addition, in November 2019, the aforementioned preliminary injunction that excluded the portion of the remuneration was reversed. Therefore, the Company understands that the amounts to be paid as RBSE should be recalculated, in order to include the portion provided for in Article 1, third paragraph, of MME Ordinance 120/2016, and considering this scenario, the Company estimates that the portion referring to Ke will be included in the next tariff cycle for the remaining period of 05 years.

In view of this scenario, Eletrobras reviewed the topic and changed its estimates considering the current legal and regulatory scenario, and the following estimates were adjusted:

•Update of the “Ke” remuneration portion by the regulatory WACC of the transmission and IPCA until the measurement date;

•Change in the discount rate to reflect regulatory remuneration; and

•"Ke" term - start of receipt/amortization - 21/22 tariff cycle - start of receipt in June 2021 for the term provided for in Ordinance 120, until June 2025.

Such changes were made in order to approximate the current legal scenario of RBSE and adjust its cash flows, approaching the expectation of realization.

•Effects of change in estimate

Effect on income and equity:

Results	12/31/2019 -	12/31/2019 -
	NTN-B	WACC	Impacts
Furnas	2,891,211	2,464,370	(426,841)
Chesf	1,440,382	1,276,310	(164,072)
Eletronorte	783,795	491,091	(292,704)
Eletrosul	371,806	208,982	(162,824)
	5,487,194	4,440,753	(1,046,441)

Asset Value	12/31/2019 -	12/31/2019 -	Impacts
	NTN-B	WACC
Furnas	17,936,143	17,509,302	(426,841)
Chesf	9,899,842	9,735,770	(164,072)
Eletronorte	5,455,307	5,162,603	(292,704)
Eletrosul	2,043,220	1,880,396	(162,824)
	35,334,512	34,288,071	(1,046,441)

As of December 31, 2019, the movement of assets related to the RBSE is as follows:

•Financial position:

	Furnas	Chesf	Eletronorte	Eletrosul	Total

Balance as of December 31, 2017	19,679,665	10,868,543	5,544,767	2,145,040	38,238,015
Initial Adoption Adjustment IFRS 09	370,152	257,689	454,788	55,916	1,138,545
Updates - Financial Revenue	2,492,439	1,013,071	739,940	216,810	4,462,260
Fair Value Adjustment	(815,930)	5,951	(124,654)	13,420	(921,213)
(Receipt)	(3,401,741)	(1,856,228)	(964,537)	(417,552)	(6,640,058)
Balance as of December 31, 2018	18,324,585	10,289,026	5,650,304	2,013,634	36,277,549

Balance as of December 31, 2018	18,324,585	10,289,026	5,650,304	2,013,634	36,277,549
Updates - Financial Revenue	2,241,887	791,278	830,424	209,404	4,072,993
Fair Value Adjustment	222,483	485,032	(339,333)	(422)	367,760
(Recebimento)	(3,279,653)	(1,829,566)	(978,792)	(342,220)	(6,430,231)
Balance as of December 31, 2019	17,509,302	9,735,770	5,162,603	1,880,396	34,288,071

Current Assets	3,641,821	1,725,579	1,051,757	201,325	6,620,482
Non-Current Assets	13,867,481	8,010,191	4,110,846	1,679,071	27,667,589

•Cash flow:

The estimated cash flow, without inflation, considering the Company's premises is shown below:

Years	Cash Flow
2020	6,354,434
2021	7,614,166
2022	8,873,899
2023	7,799,544
2024	6,725,190
2025	3,362,595
40,729,828

b)	Itaipu Financial Assets (Liabilities)

	PARENT COMPANY
	12/31/2019	12/31/2018
Accounts Receivable	3,074,190	3,355,804
Right of Reimbursement	2,248,043	2,003,493
Energy Suppliers - Itaipu	(3,028,920)	(2,985,619)
Reimbursement obligations	(2,996,427)	(3,173,079)
Total Assets / Current Liabilities	(703,114)	(799,401)

Accounts Receivable	922,703	1,216,926
Right of Reimbursement	3,479,337	4,553,380
Reimbursement obligations	(2,496,433)	(3,167,188)
Total Assets / Non-Current Liabilities	1,905,607	2,603,118

Total	1,202,493	1,803,717

The effects of the constitution of Itaipu's financial assets are set forth above and detailed below:

16.1 - Adjustment factor

The balances resulting from the Itaipu Binacional adjustment factor, included in the Financial Assets and Liabilities items are shown in the following table:

	12/31/2019		12/31/2018
	R$ mil	USD mil	R$ mil	USD mil
Regulatory Asset - Current Asset	2,248,044	557,730	2,003,494	517,057
Regulatory Asset - Non- current Asset	3,479,337	863,209	4,553,380	1,175,126
Total assets	5,727,380	1,420,939	6,556,873	1,692,184

Reimbursement obligation – Union - Current liabilities	(1,410,466)	(349,931)	(1,232,250)	(318,016)
Reimbursement obligation - Union - Non - current liabilities	(2,496,433)	(619,355)	(3,167,188)	(817,381)
Total assets	(3,906,899)	(969,286)	(4,399,438)	(1,135,398)

Net Financial Assets	1,820,481	451,654	2,157,435	556,786

The Company's liabilities will be transferred to the National Treasury by 2023, as a result of the credit assignment operation carried out between the Company and the National Treasury in 1999. Therefore, the Company has a net financial asset of Itaipu from this component in the amount of R$ 1,820,481, equivalent to US$ 451,654 thousand (R$ 2,157,436 on December 31, 2018, equivalent to US$ 556,786 thousand).

Such amount will be realized upon its inclusion in the transfer rate to be added until 2023.

16.2 - Itaipu electric power trading

The trading operation does not impact the Company's results and, under current regulations, the negative result represents an unconditional right to receive and, if positive, an effective obligation.

In the year ended December 31, 2019, the activity had a deficit of R$ 321,328 (surplus of R$ 319,318 as of December 31, 2018), the related obligation being considered as part of the financial asset item.